Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000142876
Shareholder Report [Line Items]
Fund Name	North Star Bond Fund
Class Name	Class I
Trading Symbol	NSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[1]
AssetsNet	$ 36,427,244
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 152,282
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$36,427,244
Number of Portfolio Holdings	36
Advisory Fee	$152,282
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	1.3%
Corporate Bonds	82.7%
Money Market Funds	2.8%
Preferred Stocks	13.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	2.7%
Energy	4.2%
Industrials	5.1%
Consumer Staples	6.5%
Health Care	6.8%
Real Estate	8.1%
Financials	18.1%
Consumer Discretionary	46.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Oceaneering International, Inc., 6.000%, 02/01/28	4.2%
Scotts Miracle-Gro Company (The), 5.250%, 12/15/26	4.1%
Under Armour, Inc., 3.250%, 06/15/26	4.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	4.1%
Wintrust Financial Corporation, 4.850%, 06/06/29	4.1%
Elanco Animal Health, Inc., 6.400%, 08/28/28	4.0%
Churchill Downs, Inc., 4.750%, 01/15/28	3.9%
Vail Resorts, Inc., 5.625%, 07/15/30	3.9%
EPR Properties, 4.950%, 04/15/28	3.8%
ACCO Brands Corporation, 4.250%, 03/15/29	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000125620
Shareholder Report [Line Items]
Fund Name	North Star Dividend Fund
Class Name	Class I
Trading Symbol	NSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/dividend-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%	[2]
AssetsNet	$ 97,567,128
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 454,578
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$97,567,128
Number of Portfolio Holdings	61
Advisory Fee	$454,578
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.2%
Money Market Funds	3.9%
Preferred Stocks	0.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Communications	1.0%
Technology	1.5%
Money Market Funds	3.9%
Industrials	4.9%
Consumer Staples	5.9%
Materials	6.3%
Energy	6.4%
Real Estate	8.2%
Utilities	18.5%
Financials	19.5%
Consumer Discretionary	23.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Postal Realty Trust, Inc., Class A	4.0%
First American Treasury Obligations Fund, Class X	3.9%
Oil-Dri Corporation of America	3.6%
Select Water Solutions, Inc., Class A	3.5%
Sprott, Inc.	3.3%
Escalade, Inc.	2.7%
Northwestern Energy Group, Inc.	2.8%
Bar Harbor Bankshares	2.7%
Westwood Holdings Group, Inc.	2.5%
GATX Corporation	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000125617
Shareholder Report [Line Items]
Fund Name	North Star Micro Cap Fund
Class Name	Class I
Trading Symbol	NSMVX
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/micro-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[3]
AssetsNet	$ 184,133,888
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 711,222
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$184,133,888
Number of Portfolio Holdings	105
Advisory Fee	$711,222
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.1%
Utilities	1.3%
Money Market Funds	1.9%
Health Care	2.3%
Energy	2.4%
Consumer Staples	3.0%
Real Estate	3.9%
Financials	8.3%
Technology	8.4%
Materials	8.8%
Industrials	28.5%
Consumer Discretionary	30.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lincoln Educational Services Corporation	2.8%
Lindblad Expeditions Holdings, Inc.	2.4%
Green Brick Partners, Inc.	2.4%
Blue Bird Corporation	2.2%
QEP Company, Inc.	2.2%
Escalade, Inc.	2.2%
Barrett Business Services, Inc.	2.1%
Liquidity Services, Inc.	2.1%
Postal Realty Trust, Inc., Class A	2.0%
United States Lime & Minerals, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2027 at https://nsinvest.com/mutual-funds/micro-cap-fund/ or upon request at 1-855-580-0900.

On February 27, 2026, the North Star Micro Cap Fund acquired the assets and certain liabilities of the Perritt MicroCap Opportunities Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of Trustees of the Trust, of both the Acquired Fund and the North Star Micro Cap Fund.

C000106068
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class A
Trading Symbol	NSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%	[4]
AssetsNet	$ 148,081,103
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 635,808
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$148,081,103
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$635,808
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	71.2%
Convertible Bonds	1.6%
Corporate Bonds	17.5%
Money Market Funds	1.3%
Preferred Stocks	5.0%
U.S. Government & Agencies	3.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.9%
Money Market Funds	1.3%
Consumer Staples	3.2%
U.S. Treasury Obligations	3.3%
Communications	4.0%
Health Care	5.3%
Energy	5.8%
Industrials	5.9%
Real Estate	7.5%
Financials	17.7%
Technology	20.7%
Consumer Discretionary	24.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.9%
QUALCOMM, Inc.	4.1%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.6%
Bank of America Corporation	3.2%
Madison Square Garden Entertainment Corporation	3.1%
JPMorgan Chase & Company	3.0%
Blackstone, Inc.	3.0%
Sphere Entertainment Company	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000106067
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class I
Trading Symbol	NSOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[5]
AssetsNet	$ 148,081,103
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 635,808
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$148,081,103
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$635,808
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	71.2%
Convertible Bonds	1.6%
Corporate Bonds	17.5%
Money Market Funds	1.3%
Preferred Stocks	5.0%
U.S. Government & Agencies	3.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	0.9%
Money Market Funds	1.3%
Consumer Staples	3.2%
U.S. Treasury Obligations	3.3%
Communications	4.0%
Health Care	5.3%
Energy	5.8%
Industrials	5.9%
Real Estate	7.5%
Financials	17.7%
Technology	20.7%
Consumer Discretionary	24.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.9%
QUALCOMM, Inc.	4.1%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.6%
Bank of America Corporation	3.2%
Madison Square Garden Entertainment Corporation	3.1%
JPMorgan Chase & Company	3.0%
Blackstone, Inc.	3.0%
Sphere Entertainment Company	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000241411
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFICX
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[6]
AssetsNet	$ 33,970,675
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 74,904
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,970,675
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$74,904
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.6%
Money Market Funds	7.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	1.0%
Materials	1.7%
Energy	2.2%
Communications	2.7%
Consumer Staples	4.3%
Real Estate	6.0%
Money Market Funds	7.5%
Technology	12.5%
Financials	16.1%
Consumer Discretionary	18.5%
Industrials	28.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.5%
Postal Realty Trust, Inc., Class A	3.7%
Allient, Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Blue Bird Corporation	3.6%
AZZ, Inc.	3.6%
Sphere Entertainment Company	3.5%
WisdomTree, Inc.	3.4%
V2X, Inc.	3.2%
Sprott, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s prospectus dated March 30, 2026, which is available at https://nsinvest.com/mutual-funds/small-cap-value-fund/ or upon request at 1-855-580-0900.

Effective April 1, 2026, the Fund increased its operating expense limitation from 0.98% to 1.51% of the average daily net assets for the Institutional Class and from 1.21% to 1.76% of the average daily net assets for the Investor Class.

Effective April 1, 2026, the Fund's annual Advisory fee rate was updated from 1.00% of the average daily net assets to 1.00% on the first $100 million in net assets and 0.90% thereafter.

C000241410
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WSCVX
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.41%	[7]
AssetsNet	$ 33,970,675
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 74,904
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,970,675
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$74,904
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.6%
Money Market Funds	7.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	1.0%
Materials	1.7%
Energy	2.2%
Communications	2.7%
Consumer Staples	4.3%
Real Estate	6.0%
Money Market Funds	7.5%
Technology	12.5%
Financials	16.1%
Consumer Discretionary	18.5%
Industrials	28.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.5%
Postal Realty Trust, Inc., Class A	3.7%
Allient, Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Blue Bird Corporation	3.6%
AZZ, Inc.	3.6%
Sphere Entertainment Company	3.5%
WisdomTree, Inc.	3.4%
V2X, Inc.	3.2%
Sprott, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2025. For more complete information, you may review the Fund’s prospectus dated March 30, 2026, which is available at https://nsinvest.com/mutual-funds/small-cap-value-fund/ or upon request at 1-855-580-0900.

Effective April 1, 2026, the Fund increased its operating expense limitation from 0.98% to 1.51% of the average daily net assets for the Institutional Class and from 1.21% to 1.76% of the average daily net assets for the Investor Class.

Effective April 1, 2026, the Fund's annual Advisory fee rate was updated from 1.00% of the average daily net assets to 1.00% on the first $100 million in net assets and 0.90% thereafter.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized